                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
     or fiscal year ending:                12/31/00

Is this a transition report?: (Y/N)               N
                                                  -

Is this an amendment to a previous filing? (Y/N)  N
                                                  -

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.   A. Registrant Name:   METROPOLITAN TOWER SEPARATE ACCOUNT ONE

     B. File Number:       811-3617

     C. Telephone Number:  (212) 578-4487
                           C/O METROPOLITAN LIFE INSURANCE COMPANY

2.   A. Street:            ONE MADISON AVENUE

     B. City:              NEW YORK

     C. State:             NY

     D. Zip Code:          10010  Zip Ext:  3690

     E. Foreign Country:   N/A

3.   Is this the first filing on this form by Registrant? (Y/N)      N
                                                                     -

4.   Is this the last filing on this form by Registrant? (Y/N)       N
                                                                     -

5.   Is Registrant a small business investment company (SBIC)?(Y/N)  N
                                                                     -
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)               Y
                                                                     -
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) ___ [If answer is "N" (No), go to item 8.]

8.   How many separate series or portfolios did Registrant have
      at the end of the period?                                     ___



SCREEN NUMBER: 01                PAGE NUMBER: 01                 SEC2100(5/90)

For period ending:   12/31/00
                     --------
File number 811 3617
If filing more than one Page 47, "X" box: [  ]


UNIT INVESTMENT TRUSTS

111.
     A.  [/]  Depositor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                              -----------------------------------------

     B.  [/]  File Number (If any):
                                    -------------------------

     C.  [/]  City:       NEW YORK       State:  NY        Zip Code:  10010
                          --------               --                   -----
                                                           Zip Ext.:  3690
                                                                      ----
111.
     A.  [/]  Depositor Name:

     B.  [/]  File Number (If any):

     C.  [/]  City:                      State:            Zip Code:
                                                           Zip Ext.:

112.
     A.  [/]  Sponsor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                            -----------------------------------------

     B.  [/]  File Number (If any):

     C.  [/]  City:       NEW YORK       State: NY         Zip Code:  10010
                          --------              --                    -----
                                                           Zip Ext.:  3690
                                                                      ----

112.
     A.  [/]  Sponsor Name:

     B.  [/]  File Number (If any):

     C.  [/]  City:                      State:            Zip Code:
                                                           Zip Ext.:










SCREEN NUMBER: 55                 PAGE NUMBER: 47                SEC2100(5/90)

For period ending: 12/31/00
                   --------
File number 811 3617
If filing more than one Page 48, "X" box: [  ]


113.
     A.  [/]   Trustee Name:

     B.  [/]   City:                     State:            Zip Code:
                                                           Zip Ext.:
     C.  [/]   Foreign Country:                 Foreign Postal Code:

113.
     A.  [/]   Trustee Name:

     B.  [/]   City:                     State:            Zip Code:
                                                           Zip Ext.:
     C.  [/]   Foreign Country:                 Foreign Postal Code:


114.
     A.  [/]   Principal Underwriter Name: METROPOLITAN LIFE INSURANCE COMPANY
                                           -----------------------------------

     B.  [/]   File Number:  8-14901
                             -------

     C.  [/]   City: NEW YORK            State: NY         Zip Code: 10010
                     --------                   --                   -----
                                                           Zip Ext.: 3690
                                                                     ----
     D.  [/]   Foreign Country:                 Foreign Postal Code:

114.
     A.  [/]   Principal Underwriter Name:

     B.  [/]   File Number:  8-

     C.  [/]   City:                     State:            Zip Code:
                     ----------
                                                           Zip Ext.:
     D.  [/]   Foreign Country:                 Foreign Postal Code:


115.
     A.  [/]   Independent Public Accountant Name: DELOITTE & TOUCHE LLP
                                                   ---------------------

     B.  [/]   City: NEW YORK            State: NY         Zip Code: 10281
                     --------                   --
                                                           Zip Ext.:
     C.  [/]   Foreign Country:                 Foreign Postal Code:
                               -----------------
115.
     A.  [/]   Independent Public Accountant Name:

     B.  [/]   City:                     State:            Zip Code:
                                                           Zip Ext.:
     C.  [/]   Foreign Country:                 Foreign Postal Code:
                               -----------------







SCREEN NUMBER: 56                 PAGE NUMBER: 48                SEC2100(5/90)

For period ending 12/31/00
                  --------
File number 811 3617
If filing more than one Page 49, "X" box: [  ]


116.  Family of investment companies information:
      A. [/]  Is Registrant part of a family of
              investment companies?  (Y/N)               N
                                                        ---

      B. [/]  Identify the family in 10 letters
                                                        -------
         (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
      A. [/]  Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                              -
              If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]  Variable annuity contracts?(Y/N)                                N
                                                                              -
      C. [/]  Scheduled premium variable life contracts?(Y/N)                 Y
                                                                              -
      D. [/]  Flexible premium variable life contracts?(Y/N)                  N
                                                                              -
      E. [/]  Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)                          N
                                                                              -

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933      1
                                                                              -
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                          0
                                                                              -

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119($000's omitted)                                        $
                                                                          ------
121. [/] State the number of series for which a current
         prospectus was in existence at the end of the period                 1
                                                                              -

122. [/] State the number of existing series for which
         additional units were registered under the
         Securities Act of 1933 during the current period                     0
                                                                              -






SCREEN NUMBER: 57                   PAGE NUMBER: 49                SEC2100(5/90)

For period ending 12/31/00
                  --------
File number 811 3617
If filing more than one Page 50, "X" box: [  ]


123. [/]  State the total value of the additional units
          considered in answering item 122($000's omitted)                $
                                                                           ---
124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during
          the current period (the value of these units is to be
          measured on the date they were placed in the
          subsequent series)($000's omitted)                              $
                                                                           ---
125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)                    $16

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          he portfolio of a subsequent series.) ($000's omitted)          $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
          (excluding distributions of realized gains, if any):


                                             Number of                                     Total Income
                                               Series                     Total Assets     Distributions
                                             Investing                  ($000's omitted)  (000's omitted)
                                             ---------                  ----------------  ---------------

A.    U.S. Treasury direct issue                                         $                 $
                                             ---------                     ----------------  ---------------
B.    U.S. Government agency                                             $                 $
                                             ---------                     ----------------  ---------------
C.    State and municipal tax-free                                       $                 $
                                             ---------                     ----------------  ---------------
D.    Public utility debt                                                $                 $
                                             ---------                     ----------------  ---------------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                                     $                 $
                                             ---------                     ----------------  ---------------
F.    All other corporate intermediate
      & long-term debt                                                   $                 $
                                             ---------                     ----------------  ---------------

G.    All other corporate short-term debt                                $                 $
                                             ---------                     ----------------  ---------------

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                                   $                 $
                                             ---------                     ----------------  ---------------

I.    Investment company equity securities                               $                 $
                                             ---------                     ----------------  ---------------

J.    All other equity securities                1                       $           8,207
                                             ---------                     ----------------

K.    Other securities                                                   $                 $
                                             ---------                     ----------------  ---------------
L.    Total assets of all series of
      registrant                                 1                       $           8,207
                                             ---------                     ----------------






SCREEN NUMBER: 58                 PAGE NUMBER: 50                  SEC2100(5/90)

For period ending 12/31/00
                  --------
File number 811 3617
If filing more than one Page 50, "X" box: [  ]


128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N)                                             N
                                                                          -
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
                                                                          _
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                          _

131.  [/]   Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)                     $ 39

132.  [/]   List the "811"(Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-3617         811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------
      811-             811-               811-               811-               811-
          -------          -------            -------            -------            -------







SCREEN NUMBER: 59                PAGE NUMBER: 51                  SEC2100(5/90)

Signature Page







The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).


City of: New York    State of: New York                   Date: February 27, 2001
Name of Registrant, Depositor, or Trustee:                Metropolitan Tower Separate Account One

__________________________________________                ________________________________________
By (Name and Title):                                      Witness (Name and Title):
Andrew Kaniuck                                            Christopher P. Nicholas
Vice-President and Chief Actuary                          Associate Gen. Counsel
Metropolitan Tower Life                                   Metropolitan Tower Life
Insurance Company                                         Insurance Company










                  PAGE NUMBER: 52           SEC2100(5/90)